Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Intrepid Capital Management Funds Trust
Entity Central Index Key	0001300746
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Investor Class
Shareholder Report [Line Items]
Fund Name	Intrepid Capital Fund
Class Name	Investor Class
Trading Symbol	ICMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Intrepid Capital Fund for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://intrepidcapitalfunds.com/resources/fund-documents/. You can also request this information by contacting us at 1-866-996-3863.
Additional Information Phone Number	1-866-996-3863
Additional Information Website	https://intrepidcapitalfunds.com/resources/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$71	1.40%
[1]
Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.40%
Updated Performance Information Location [Text Block]	Visit https://intrepidcapitalfunds.com/resources/fund-documents/ for more recent performance information.
Net Assets	$ 84,406,149
Holdings Count | $ / shares	60
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$84,406,149
Number of Holdings	60
Portfolio Turnover	33%

Holdings [Text Block]

Top 10 Issuers	(%)*
Invesco Treasury Portfolio	5.3%
FRP Holdings, Inc.	4.3%
Berkshire Hathaway, Inc.	4.1%
iShares Gold Trust	3.7%
Alphabet, Inc.	3.2%
W R Berkley Corp.	2.9%
Skillz, Inc.	2.6%
RealReal, Inc.	2.6%
Liberty Media Corp.	2.5%
TJX Cos., Inc.	2.5%

Top Sectors	(%)*
Media & Entertainment	17.2%
Financial Services	11.0%
Commercial & Professional Services	9.1%
Consumer Discretionary Distribution & Retail	8.5%
Consumer Durables & Apparel	7.0%
Food, Beverage & Tobacco	6.9%
Real Estate Management & Development	5.6%
Insurance	4.3%
Consumer Staples Distribution & Retail	4.1%
Cash & Other	26.3%
[2],[3]
Updated Prospectus Web Address	https://intrepidcapitalfunds.com/resources/fund-documents/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Intrepid Capital Fund
Class Name	Institutional Class
Trading Symbol	ICMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Intrepid Capital Fund for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://intrepidcapitalfunds.com/resources/fund-documents/. You can also request this information by contacting us at 1-866-996-3863.
Additional Information Phone Number	1-866-996-3863
Additional Information Website	https://intrepidcapitalfunds.com/resources/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$58	1.15%
[4]
Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%
Updated Performance Information Location [Text Block]	Visit https://intrepidcapitalfunds.com/resources/fund-documents/ for more recent performance information.
Net Assets	$ 84,406,149
Holdings Count | $ / shares	60
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$84,406,149
Number of Holdings	60
Portfolio Turnover	33%

Holdings [Text Block]

Top 10 Issuers	(%)*
Invesco Treasury Portfolio	5.3%
FRP Holdings, Inc.	4.3%
Berkshire Hathaway, Inc.	4.1%
iShares Gold Trust	3.7%
Alphabet, Inc.	3.2%
W R Berkley Corp.	2.9%
Skillz, Inc.	2.6%
RealReal, Inc.	2.6%
Liberty Media Corp.	2.5%
TJX Cos., Inc.	2.5%

Top Sectors	(%)*
Media & Entertainment	17.2%
Financial Services	11.0%
Commercial & Professional Services	9.1%
Consumer Discretionary Distribution & Retail	8.5%
Consumer Durables & Apparel	7.0%
Food, Beverage & Tobacco	6.9%
Real Estate Management & Development	5.6%
Insurance	4.3%
Consumer Staples Distribution & Retail	4.1%
Cash & Other	26.3%
[5],[6]
Updated Prospectus Web Address	https://intrepidcapitalfunds.com/resources/fund-documents/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Intrepid Income Fund
Class Name	Institutional Class
Trading Symbol	ICMUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Intrepid Income Fund for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://intrepidcapitalfunds.com/resources/fund-documents/. You can also request this information by contacting us at 1-866-996-3863.
Additional Information Phone Number	1-866-996-3863
Additional Information Website	https://intrepidcapitalfunds.com/resources/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$48	0.95%
[7]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://intrepidcapitalfunds.com/resources/fund-documents/ for more recent performance information.
Net Assets	$ 937,240,590
Holdings Count | $ / shares	95
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$937,240,590
Number of Holdings	95
Portfolio Turnover	53%
Effective Duration	2.36 Years

Holdings [Text Block]

Top 10 Issuers	(%)*
RealReal, Inc.	4.4%
Invesco Treasury Portfolio	3.6%
Diversified Healthcare Trust	3.1%
Herbalife Nutrition Ltd.	3.0%
Icahn Enterprises LP	2.8%
Twilio, Inc.	2.7%
PRA Group, Inc.	2.4%
Skillz, Inc.	2.3%
Deluxe Corp.	2.3%
ANGI Group LLC	2.3%

Top Sectors	(%)*
Financial Services	20.5%
Consumer Discretionary Distribution & Retail	9.1%
Consumer Services	6.8%
Commercial & Professional Services	6.6%
Energy	6.5%
Media & Entertainment	5.0%
Consumer Staples Distribution & Retail	4.7%
Software & Services	4.7%
Pharmaceuticals, Biotechnology & Life Sciences	3.8%
Cash & Other	32.3%
[8],[9]
Updated Prospectus Web Address	https://intrepidcapitalfunds.com/resources/fund-documents/

[1]
*	Annualized

[2]
*	Expressed as a percentage of net assets.

[3]
*	Expressed as a percentage of net assets.

[4]
*	Annualized

[5]
*	Expressed as a percentage of net assets.

[6]
*	Expressed as a percentage of net assets.

[7]
*	Annualized

[8]
*	Expressed as a percentage of net assets.

[9]
*	Expressed as a percentage of net assets.